Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
	December 31, 2017	December 31, 2016

Available-for-sale securities	$2,435	$550
Fair value through profit or loss - warrants	661	168
	$3,096	$718

Disclosure of the available-for-sale movements [text block]
	December 31, 2017	December 31, 2016
Available-for-sale securities, beginning of year	$550	$279
Purchase of available-for-sale securities	1,553	442
Unrealized gain for the year	332	1,198
Sale of available-for-sale securities	-	(1,369)
Available-for-sale securities, end of year	$2,435	$550

Disclosure of financial instruments designated at fair value through profit or loss [text block]
	December 31, 2017	December 31, 2016
Warrants, beginning of year	$168	$-
Purchase of warrants	151	124
Change in fair value of warrants	342	44
Warrants, end of year	$661	$168